Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets Estimated Economic Lives (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Summary Of Significant Accounting Policies [Line Items]
Acquired computer software, systems and technology	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Acquired computer software, systems and technology	5 years